Derivative financial instruments (Details 3) (Interest rates / Currencies)	12 Months Ended
Dec. 31, 2011
Derivative
Maturity dates	Dec. 31, 2019
Bunker Oil Hedge
Derivative
Maturity dates	Dec. 31, 2011
Nickel
Derivative
Maturity dates	Dec. 31, 2012